Deferred compensation plans - Activity Relating to SAR Plan B (Detail) - SAR Plan B [Member] - ¥ / shares		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Outstanding
Outstanding (number of shares), Outstanding, Beginning		92,621,100
Outstanding (number of shares), Granted	[1]	44,339,900
Outstanding (number of shares), Exercised		(35,387,800)
Outstanding (number of shares), Forfeited		(1,176,500)
Outstanding (number of shares), Expired		(7,700)
Outstanding (number of shares), Outstanding, Ending		100,389,000	92,621,100
Outstanding (number of shares), Exercisable, Ending		22,668,800
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Outstanding, Beginning		¥ 474
Weighted-average grant date fair value per share, Granted		483
Weighted-average grant date fair value per share, Exercised		471
Weighted-average grant date fair value per share, Forfeited		498
Weighted-average grant date fair value per share, Expired		2,358
Weighted-average grant date fair value per share, Outstanding, Ending		478	¥ 474
Weighted-average grant date fair value per share, Exercisable, Ending		¥ 453
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding		5 years 5 months	5 years 4 months
Weighted-average remaining life until expiry (years), Exercisable		3 years 6 months

[1]	SAR Plan B awards granted during the year ended March 31, 2015 include awards granted through MYPD awards. These awards relate to a total of 18,315,000 outstanding Nomura shares with a weighted average grant date fair value of \298 per share.